Goodwill and Intangible Assets - Summary of Intangible Assets (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Intangible assets other than goodwill	$ 2,266	$ 2,442
Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(5,700)	(5,604)	$ (5,163)
Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	(3,231)	(2,909)
Internally generated [member] | Software amortizing [member] | Accumulated depreciation and amortisation [member]
Statement [Line Items]
Intangible assets other than goodwill	$ (4,798)	$ (4,458)